Product Returns Liability (Tables)	12 Months Ended
Dec. 31, 2012
Product Returns Liability and Commitments and Contingencies [Abstract]
Changes in Holdings' product returns accrual

	Successor		Predecessor
	Year Ended December 31, 2012	Year Ended December 31, 2011	January 1, 2011 through January 25, 2011	Year Ended December 31, 2010
Beginning of period	$55.6	$—	$53.7	$42.1
Addition due to UCI Acquisition	—	54.6	—	—
Cost of unsalvageable parts	(44.9)	(51.3)	(4.0)	(52.0)
Reduction to sales, net of salvage	35.3	52.3	4.9	63.6

End of period	$46.0	$55.6	$54.6	$53.7